ANNUAL REPORT
                                  MAY 31, 2002

                                  DOW JONESSM
                               ISLAMIC INDEX FUND

July 25, 2002

Dear Shareholders:

Assalamu Alaykum (greetings of peace).

The past year was quite challenging for investors, especially for those invested in large capitalization stocks and growth stocks. Global economic and political issues dominated the markets initially. The recession resulted in a considerable decline in earnings at a time of high stock valuation. Stock market volatility increased reflecting uncertainty and damaged investor confidence in U.S. financial systems. Fraudulent practices by select management teams and accounting irregularities marked the last known chapter of this bear market.
The market preference shifted from large capitalization growth stocks to small capitalization value stocks.

This prolonged and severe stock market decline shook investors' commitment to their investment goals and unfortunately called into question the time-tested strategies of "buy and hold" and index investing. We are confident that these principles will prove again to be among the best ways to invest in the stock market. While we are not market prognosticators, it is helpful to remember what Frank J. Williams, a great stock investor in the early 20th century, said: "The market is most dangerous when it looks best; its most inviting when it looks worst."

Your Fund has finished its second year of successful operation. As an index fund it has declined along with the rest of the market. The Fund maintained its highly diversified character investing in over 300 stocks representing a wide spectrum of sectors and industries and was able to track closely the Dow Jones Islamic Market US Index. For the year ended May 31, 2002, the Dow Jones Islamic Index Fund Class K shares declined 17.34 percent while Class M shares declined
17.59 percent. The Dow Jones Islamic Market US Index (excluding dividends) declined 17.12 percent. Your Fund has again beaten its benchmark the Russell 3000 Growth Index, which had a total return of -20.49 percent. We fully understand that this relative out-performance does little to ease the pain of the bear market. However, if this out-performance continues, it bodes well for periods of positive returns.

While no one can predict future market direction with certainty, it appears that investing in stocks now will be very rewarding in the long run. Ten-year treasury notes (not an Islamic investment) currently yields 4.4 percent. This is likely the maximum long-term total return on bonds as it does not appear likely for interest rates to drop much further. Actually interest rates may rise and thus bond prices (which move in the opposite direction) will fall. Recently, Jeremy Siegel, Professor of Finance at Wharton, analyzed the major stock market peaks and declines (this past decline is a major one that surpassed the 1973-74 decline of 48%). He states, "After the market has dropped by 40 percent, subsequent five-year returns have averaged 8.6 percent above inflation and none has been negative. And all subsequent 15, 20, and 30 years returns have not only been positive but have also been above the seven percent long run average real return on stocks." (These numbers are for real return after subtracting inflation.) He continues, "By the toughest definitions of earnings, the prices of stocks are now more than reasonable. History is definitive that once investors have suffered this much pain, subsequent stock return would be very rewarding. Amid all the gloom, the market looks very inviting to me indeed."

We are committed to provide you through the Dow Jones Islamic Index Fund, excellent service, diversification, relatively low cost and adherence to Islamic principles. In closing, I want to thank you for your trust and confidence in the Dow Jones Islamic Index Fund.

Sincerely,

/s/Dr. Bassam Osman

Dr. Bassam Osman
President, Dow Jones Islamic Index Fund

Past performance is no guarantee of future results. Please refer to the annual report for fund performance and index descriptions. Frank J. Williams and Jeremy Siegel's statements quoted above are not recommendations to buy or sell any security. Please consult your investment professional regarding your specific situation.

                                    CLASS K
                              Total Rate of Return
                  For the Period June 30, 2000 to May 31, 2002

                     Dow Jones Islamic      Dow Jones Islamic    Russell 3000
        Date        Index Fund - Class K    Market USA Index     Growth Index
        ----        --------------------    ----------------     ------------
      6/30/2000           $10,000               $10,000            $10,000
      7/31/2000            $9,693                $9,705             $9,552
      8/31/2000           $10,148               $10,191            $10,426
      9/30/2000            $9,277                $9,365             $9,471
     10/31/2000            $9,247                $9,318             $9,000
     11/30/2000            $8,417                $8,493             $7,653
     12/31/2000            $8,308                $8,426             $7,456
      1/31/2001            $8,536                $8,600             $7,977
      2/28/2001            $7,497                $7,567             $6,641
      3/31/2001            $6,874                $6,953             $5,927
      4/30/2001            $7,557                $7,651             $6,675
      5/31/2001            $7,497                $7,581             $6,596
      6/30/2001            $7,250                $7,360             $6,469
      7/31/2001            $7,151                $7,265             $6,280
      8/31/2001            $6,656                $6,765             $5,774
      9/30/2001            $5,993                $6,107             $5,174
     10/31/2001            $6,329                $6,428             $5,460
     11/30/2001            $6,913                $7,001             $5,980
     12/31/2001            $6,899                $6,994             $5,993
      1/31/2002            $6,820                $6,900             $5,880
      2/28/2002            $6,533                $6,616             $5,627
      3/31/2002            $6,780                $6,882             $5,841
      4/30/2002            $6,305                $6,390             $5,388
      5/31/2002            $6,196                $6,283             $5,244

The market conditions during which the Fund operated since inception involved a decline in equity prices. As the Fund invests in a broadbase of equities, its share price declined accordingly.

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

As of the fiscal period ended May 31, 2002, The Dow Jones Islamic Index Fund has chosen to use the Russell 3000 growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

AVERAGE ANNUAL TOTAL RETURNS                                    SINCE SEC
AS OF MAY 31, 2002                          ONE YEAR      EFFECTIVE DATE***<F3>
-------------------------------------------------------------------------------
Dow Jones Islamic Index Fund - Class K      (17.34)%            (22.08)%
Dow Jones Islamic Market USA Index*<F1>     (17.12)%            (21.52)%
Russell 3000 Growth**<F2>                   (20.49)%            (28.57)%

*<F1> The Dow Jones Islamic Market USA Index is a diversified compellation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**<F2> The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.
***<F3>For the period June 30, 2000 (SEC effective date) to May 31, 2002.

                                    CLASS M
                              Total Rate of Return
                For the Period February 15, 2001 to May 31, 2002

                    Dow Jones Islamic       Dow Jones Islamic     Russell 3000
      Date        Index Fund - Class M      Market USA Index      Growth Index
      ----        --------------------      ----------------      ------------
    2/15/2001           $10,000                 $10,000             $10,000
    2/28/2001            $9,210                  $9,218              $8,838
    3/31/2001            $8,433                  $8,471              $7,888
    4/30/2001            $9,271                  $9,321              $8,883
    5/31/2001            $9,186                  $9,235              $8,778
    6/30/2001            $8,882                  $8,966              $8,608
    7/31/2001            $8,760                  $8,850              $8,357
    8/31/2001            $8,153                  $8,241              $7,684
    9/30/2001            $7,338                  $7,440              $6,885
   10/31/2001            $7,751                  $7,831              $7,265
   11/30/2001            $8,456                  $8,528              $7,957
   12/31/2001            $8,420                  $8,521              $7,975
    1/31/2002            $8,323                  $8,405              $7,825
    2/28/2002            $7,983                  $8,060              $7,488
    3/31/2002            $8,287                  $8,384              $7,772
    4/30/2002            $7,703                  $7,784              $7,170
    5/31/2002            $7,570                  $7,654              $6,979

The market conditions during which the Fund operated since inception involved a decline in equity prices. As the Fund invests in a broadbase of equities, its share price declined accordingly.

This chart assumes an initial investment of $10,000 made on February 15, 2001 (class inception). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

As of the fiscal period ended May 31, 2002, The Dow Jones Islamic Index Fund has chosen to use the Russell 3000 growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

AVERAGE ANNUAL TOTAL RETURNS                                   CLASS INCEPTION
AS OF MAY 31, 2002                                 ONE YEAR      DATE***<F6>
-------------------------------------------------------------------------------
Dow Jones Islamic Index Fund - Class M****<F7>     (17.59)%        (19.44)%
Dow Jones Islamic Market USA Index*<F4>            (17.12)%        (18.75)%
Russell 3000 Growth Index**<F5>                    (20.49)%        (24.37)%

*<F4> The Dow Jones Islamic Market USA Index is a diversified compellation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.
          Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**<F5> The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.
***<F6>   For the period February 15, 2001 to May 31, 2002.
****<F7>  Class M shares include a 0.75% distribution (12b-1) fee.

                          DOW JONES ISLAMIC INDEX FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2002

NUMBER OF                                                              FAIR
  SHARES                                                              VALUE
---------                                                             -----
COMMON STOCK - 99.9%

            AIR FREIGHT - 0.7%
   1,100    FedEx Corporation*<F8>                                 $    59,345
   1,500    United Parcel Service,
              Inc. Class B                                              90,570
                                                                   -----------
                                                                       149,915
                                                                   -----------

            AIRLINES - 0.2%
   3,000    Southwest Airlines Co.                                      51,090
                                                                   -----------

            ADVANCED INDUSTRIAL
              EQUIPMENT - 0.9%
   1,800    Agilent Technologies, Inc.*<F8>                             47,466
     500    Cognex Corporation*<F8>                                     11,440
     500    Danaher Corporation                                         34,810
     500    Diebold, Inc.                                               19,765
     500    National Instruments
              Corporation*<F8>                                          17,695
     500    Pall Corporation                                            11,380
     500    Roper Industries, Inc.                                      19,500
     750    Symbol Technologies, Inc.                                    6,428
     500    Waters Corporation*<F8>                                     13,330
                                                                   -----------
                                                                       181,814
                                                                   -----------

            ADVANCED MEDICAL
              DEVICES - 2.1%
     900    Biomet, Inc.                                                25,407
     500    DENTSPLY International Inc.                                 20,030
     700    Guidant Corporation*<F8>                                    28,000
   4,400    Medtronic, Inc.                                            203,060
     500    Respironics, Inc.*<F8>                                      17,390
     500    St. Jude Medical, Inc.*<F8>                                 42,200
   1,000    Stryker Corporation                                         54,560
   1,000    Zimmer Holdings, Inc.*<F8>                                  34,980
                                                                   -----------
                                                                       425,627
                                                                   -----------

            AEROSPACE - 0.7%
   2,200    United Technologies
              Corporation                                              151,514
                                                                   -----------

            ALUMINUM - 0.5%
   3,200    Alcoa, Inc.                                                111,936
                                                                   -----------

            AUTO PARTS - 0.2%
     500    Gentex Corporation*<F8>                                     15,465
     600    Genuine Parts Company                                       21,930
                                                                   -----------
                                                                        37,395
                                                                   -----------

            BIOTECHNOLOGY - 2.7%
     500    Abgenix, Inc.*<F8>                                           6,450
   4,200    Amgen, Inc.*<F8>                                           200,046
   1,100    Applera Corporation - Applied
              Biosystems Group                                          20,020
     500    Biogen, Inc.*<F8>                                           24,940
     500    Bio-Technology General
              Corporation*<F8>                                           2,519
     500    Celgene Corporation*<F8>                                     9,000
     500    Chiron Corporation*<F8>                                     18,100
   1,000    Genentech, Inc.*<F8>                                        35,500
   1,000    Genzyme Corporation*<F8>                                    32,030
   1,000    Gilead Sciences, Inc.*<F8>                                  35,660
     500    IDEC Pharmaceuticals
              Corporation*<F8>                                          21,445
     500    ImClone Systems, Inc.*<F8>                                   4,830
     800    Immunex Corporation*<F8>                                    20,192
     500    Immunomedics, Inc.*<F8>                                      5,850
     500    Medarex, Inc.*<F8>                                           5,015
   1,000    MedImmune, Inc.*<F8>                                        32,520
     993    Millennium
              Pharmaceuticals, Inc.*<F8>                                14,984
     500    Myriad Genetics, Inc.*<F8>                                  11,145
     500    Quintiles Transnational
              Corporation*<F8>                                           7,105
     500    Scios, Inc.*<F8>                                            12,625
     500    Techne Corporation*<F8>                                     15,705
     500    Vertex Pharmaceuticals, Inc.*<F8>                            9,865
     500    XOMA, Ltd.*<F8>                                              2,035
                                                                   -----------
                                                                       547,581
                                                                   -----------

            BROADCASTING - 0.0%
     500    Gemstar-TV Guide
              International, Inc.*<F8>                                   4,760
                                                                   -----------

            BUILDING MATERIALS - 0.2%
     500    The Sherwin-Williams
              Company                                                   15,800
     500    Vulcan Materials Company                                    23,915
                                                                   -----------
                                                                        39,715
                                                                   -----------

            CHEMICALS COMMODITY - 1.4%
   2,200    The Dow Chemical Company                                    73,348
   4,300    E. I. du Pont de Nemours
              and Company                                              197,800
                                                                   -----------
                                                                       271,148
                                                                   -----------

            CHEMICALS SPECIALTY - 0.4%
     500    Avery Dennison Corporation                                  32,685
     500    Ecolab, Inc.                                                23,840
     500    Sigma-Aldrich Corporation                                   23,855
                                                                   -----------
                                                                        80,380
                                                                   -----------

            CLOTHING & FABRICS - 0.2%
   1,000    Liz Claiborne, Inc.                                         30,630
     500    Nautica Enterprises, Inc.*<F8>                               6,490
                                                                   -----------
                                                                        37,120
                                                                   -----------

            COMMUNICATIONS
              TECHNOLOGY - 4.5%
   2,200    ADC
              Telecommunications, Inc.*<F8>                              7,370
     500    Andrew Corporation*<F8>                                      8,615
     966    Avaya, Inc.*<F8>                                             6,685
   1,000    CIENA Corporation*<F8>                                       5,660
  28,000    Cisco Systems, Inc.*<F8>                                   441,840
   3,300    Corning, Inc.                                               15,840
     500    DMC Stratex
              Networks, Inc.*<F8>                                        1,745
     500    Echelon Corporation*<F8>                                     6,465
     700    Exodus
              Communications, Inc.*<F8>                                     11
     500    Extreme Networks, Inc.*<F8>                                  5,640
     500    Finisar Corporation*<F8>                                     1,301
     500    Foundry Networks, Inc.*<F8>                                  3,295
   4,300    JDS Uniphase Corporation*<F8>                               15,093
   1,000    Juniper Networks, Inc.*<F8>                                  9,270
  12,500    Lucent Technologies, Inc.*<F8>                              58,125
   7,800    Motorola, Inc.                                             124,722
     500    Plantronics, Inc.*<F8>                                      11,335
     500    Polycom, Inc.*<F8>                                           9,575
     500    Powerwave
              Technologies, Inc.*<F8>                                    5,305
   3,300    QUALCOMM, Inc.*<F8>                                        104,412
   1,000    Rockwell Collins, Inc.                                      26,000
     500    Scientific-Atlanta, Inc.                                     9,725
     500    SonicWALL, Inc.*<F8>                                         3,055
     500    Sonus Networks, Inc.*<F8>                                    1,025
     500    Tekelec*<F8>                                                 5,300
   1,300    Tellabs, Inc.*<F8>                                          12,558
                                                                   -----------
                                                                       899,967
                                                                   -----------

            COMPUTERS - 6.2%
     500    Advanced Digital Information
              Corporation*<F8>                                           4,155
     500    Brocade Communications
              Systems, Inc.*<F8>                                         9,825
   8,900    Dell Computer Corporation*<F8>                             238,965
   8,500    EMC Corporation *<F8>                                       61,625
     500    Emulex Corporation*<F8>                                     15,055
   1,200    Gateway, Inc.*<F8>                                           6,432
     500    Handspring, Inc.*<F8>                                          875
  10,321    Hewlett-Packard Company                                    197,028
     500    InFocus Corporation*<F8>                                     5,860
   6,500    International Business
              Machines Corporation                                     522,925
     500    Lexmark International, Inc.*<F8>                            31,225
     500    NCR Corporation*<F8>                                        18,275
   1,100    Network Appliance, Inc.*<F8>                                14,311
   2,000    Palm, Inc.*<F8>                                              3,180
     500    Qlogic Corporation*<F8>                                     22,860
  12,600    Sun Microsystems, Inc.*<F8>                                 86,814
                                                                   -----------
                                                                     1,239,410
                                                                   -----------

            CONSUMER SERVICES - 0.4%
     750    Apollo Group, Inc.*<F8>                                     25,860
     500    DeVry, Inc.*<F8>                                            13,490
     500    eBay, Inc.*<F8>                                             27,605
     500    Ticketmaster Class B*<F8>                                   10,695
                                                                   -----------
                                                                        77,650
                                                                   -----------

            COSMETICS - 1.5%
     800    Avon Products, Inc.                                         42,360
   2,000    Colgate-Palmolive Company                                  108,400
   4,000    The Gillette Company                                       142,280
                                                                   -----------
                                                                       293,040
                                                                   -----------

            DIVERSIFIED TECHNOLOGY
              SERVICES - 0.7%
     500    Affiliated Computer
              Services, Inc.*<F8>                                       27,820
     500    CIBER, Inc.*<F8>                                             3,845
     500    Dendrite International, Inc.*<F8>                            5,905
   1,700    Electronic Data Systems
              Corporation                                               89,794
     500    Keane, Inc.*<F8>                                             7,260
   1,100    Unisys Corporation*<F8>                                     12,584
                                                                   -----------
                                                                       147,208
                                                                   -----------

            ELECTRIC COMPONENTS
              & EQUIPMENT - 0.7%
     700    American Power Conversion
              Corporation*<F8>                                           9,772
     500    AVX Corporation                                             10,725
     500    Integrated Circuit
              Systems, Inc.*<F8>                                        10,420
     500    Jabil Circuit, Inc.*<F8>                                    11,480
     500    KEMET Corporation*<F8>                                      10,110
     500    Molex, Inc.                                                 18,875
     500    Molex, Inc. Class A                                         15,500
     500    Plexus Corp.*<F8>                                           11,305
     500    Power-One, Inc.*<F8>                                         4,495
   2,500    Sanmina-SCI Corporation*<F8>                                28,750
                                                                   -----------
                                                                       131,432
                                                                   -----------

            FIXED LINE
              COMMUNICATIONS - 3.4%
   6,000    BellSouth Corporation                                      199,680
  13,200    SBC Communications, Inc.                                   452,628
   2,300    Sprint Corporation                                          37,835
                                                                   -----------
                                                                       690,143
                                                                   -----------

            FOOD PRODUCTS - 0.8%
   1,200    General Mills, Inc.                                         54,600
     500    Hershey Foods Corporation                                   33,365
   1,000    Kellogg Company                                             36,700
     500    Lancaster Colony Corporation                                19,420
     500    Tootsie Roll Industries, Inc.                               23,555
                                                                   -----------
                                                                       167,640
                                                                   -----------

            FOOTWEAR - 0.2%
     600    NIKE, Inc. Class B                                          32,250
                                                                   -----------

            FURNISHINGS & APPLIANCES - 0.3%
     500    Ethan Allen Interiors, Inc.                                 19,025
     300    Herman Miller, Inc.                                          7,038
     500    HON INDUSTRIES Inc.                                         14,190
     700    Leggett & Platt, Inc.                                       18,424
                                                                   -----------
                                                                        58,677
                                                                   -----------

            HEALTHCARE PROVIDERS - 1.1%
   1,000    First Health Group Corp.*<F8>                               27,460
   1,100    Health Management
              Associates, Inc.*<F8>                                     22,649
   1,000    Lincare Holdings, Inc.*<F8>                                 29,680
     500    Orthodontic Centers
              of America, Inc.*<F8>                                     12,990
     500    Renal Care Group, Inc.*<F8>                                 16,855
   1,200    UnitedHealth Group, Inc.                                   108,960
                                                                   -----------
                                                                       218,594
                                                                   -----------

            HEAVY CONSTRUCTION - 0.0%
     500    Dycom Industries, Inc.*<F8>                                  6,600
                                                                   -----------

            HOUSEHOLD PRODUCTS
              NONDURABLE - 3.2%
     500    Blyth, Inc.                                                 13,940
     500    The Clorox Company                                          22,900
   2,000    Kimberly-Clark Corporation                                 129,840
   5,300    The Procter &
              Gamble Company                                           474,615
                                                                   -----------
                                                                       641,295
                                                                   -----------

            HOUSEHOLD PRODUCTS
              DURABLE - 0.1%
     300    The Stanley Works                                           12,774
                                                                   -----------

            INDUSTRIAL - DIVERSIFIED - 2.9%
     500    Capstone Turbine Corporation*<F8>                            1,205
     700    Dover Corporation                                           24,913
   1,600    Emerson Electric Company                                    92,560
   3,500    Honeywell International Inc.                               137,200
   1,100    Illinois Tool Works, Inc.                                   78,133
     500    Kaydon Corporation                                          12,950
   1,500    Minnesota Mining and
              Manufacturing Company                                    188,145
     500    Parker-Hannifin Corporation                                 24,500
     700    Rockwell Automation, Inc.                                   15,358
                                                                   -----------
                                                                       574,964
                                                                   -----------

            INDUSTRIAL SERVICES - 3.0%
   2,000    Automatic Data
              Processing, Inc.                                         103,840
     500    Catalina Marketing
              Corporation*<F8>                                          16,650
     500    Cintas Corporation                                          26,105
   1,200    Concord EFS, Inc.*<F8>                                      37,524
     500    Convergys Corporation*<F8>                                  13,120
     750    Copart, Inc.*<F8>                                           12,322
     500    Deluxe Corporation                                          22,620
     500    DST Systems, Inc.*<F8>                                      24,705
   1,500    First Data Corporation                                     118,800
     500    Getty Images, Inc.*<F8>                                     16,805
   1,100    IMS Health, Inc.                                            23,155
     500    MedQuist, Inc.*<F8>                                         13,865
   1,000    Moody's Corporation                                         48,160
   1,200    Paychex, Inc.                                               41,580
     500    Robert Half
              International, Inc.*<F8>                                  12,340
     500    Sabre Holdings Corporation*<F8>                             19,700
     500    The Corporate Executive
              Board Company*<F8>                                        17,550
     500    W.W. Grainger, Inc.                                         26,290
                                                                   -----------
                                                                       595,131
                                                                   -----------

            INTERNET SERVICES - 0.2%
     500    Overture Services, Inc.*<F8>                                 9,675
   1,000    WebMD Corporation*<F8>                                       6,520
   1,000    Yahoo!, Inc.*<F8>                                           16,020
                                                                   -----------
                                                                        32,215
                                                                   -----------

            MEDICAL SUPPLIES - 2.5%
   5,600    Abbott Laboratories                                        266,000
   1,800    Baxter International, Inc.                                  96,660
   1,000    Becton, Dickinson
              and Company                                               37,600
   1,000    Boston Scientific Corporation*<F8>                          27,850
     500    C.R. Bard, Inc.                                             27,550
     500    Cytyc Corporation*<F8>                                       8,145
     500    Patterson Dental Company*<F8>                               25,205
     500    ResMed Inc.*<F8>                                            13,725
                                                                   -----------
                                                                       502,735
                                                                   -----------

            OIL COMPANIES - 8.4%
     600    Anadarko Petroleum
              Corporation                                               30,450
   4,440    ChevronTexaco Corporation                                  387,390
   2,500    Conoco Inc.                                                 67,200
     500    Core Laboratories N.V.*<F8>f<F9>                             7,025
     700    EOG Resources, Inc.                                         28,700
  26,700    Exxon Mobil Corporation                                  1,066,131
     500    Murphy Oil Corporation                                      46,220
     500    Tom Brown, Inc.*<F8>                                        13,630
   1,000    USX-Marathon Group                                          27,420
                                                                   -----------
                                                                     1,674,166
                                                                   -----------

            OIL DRILLING
              EQUIPMENT & SERVICES - 2.2%
   1,500    Baker Hughes Incorporated                                   54,975
   1,000    BJ Services Company*<F8>                                    37,520
     500    Cooper Cameron Corporation*<F8>                             28,135
     500    ENSCO International, Inc.                                   16,375
     500    GlobalSanteFe Corporation                                   16,875
   1,600    Halliburton Company                                         29,680
     500    Hanover Compressor
              Company*<F8>                                               6,540
     500    Nabors Industries, Inc.*<F8>                                21,950
     500    National-Oilwell, Inc.*<F8>                                 12,770
     500    Noble Corporation*<F8>                                      21,410
     500    Rowan Companies, Inc.*<F8>                                  12,850
   2,000    Schlumberger Limited                                       103,280
     500    Tidewater Inc.                                              20,375
   1,100    Transocean, Inc.                                            41,987
     500    Weatherford
              International, Inc.*<F8>                                  25,175
                                                                   -----------
                                                                       449,897
                                                                   -----------

            PHARMACEUTICALS - 16.8%
     500    Allergan, Inc.                                              31,550
     500    Andrx Group*<F8>                                            21,635
   6,200    Bristol-Myers
              Squibb Company                                           192,944
     500    Cephalon, Inc.*<F8>                                         26,790
   4,000    Eli Lilly and Company                                      258,800
     500    Forest Laboratories, Inc.*<F8>                              36,915
     500    Human Genome
              Sciences, Inc.*<F8>                                        8,625
     625    IVAX Corporation*<F8>                                        8,175
  11,984    Johnson & Johnson                                          735,218
     666    King Pharmaceuticals, Inc.*<F8>                             18,015
   8,500    Merck & Co., Inc.                                          485,350
     600    Mylan Laboratories, Inc.                                    18,564
     500    Noven Pharmaceuticals, Inc.*<F8>                            13,305
     500    NPS Pharmaceuticals, Inc.*<F8>                               9,625
  24,000    Pfizer, Inc.                                               830,400
   5,000    Pharmacia Corporation                                      215,950
   5,400    Schering-Plough Corporation                                142,830
     500    Sepracor, Inc.*<F8>                                          5,855
     500    SICOR, Inc.*<F8>                                             8,185
   5,300    Wyeth                                                      294,150
                                                                   -----------
                                                                     3,362,881
                                                                   -----------

            PRECIOUS METALS - 0.1%
   1,000    Meridian Gold Inc.*<F8>f<F9>                                19,020
                                                                   -----------

            PUBLISHING - 0.5%
     500    Dow Jones & Company, Inc.                                   27,525
     500    John Wiley & Sons, Inc.                                     12,880
     700    The McGraw-Hill
              Companies, Inc.                                           44,191
     500    The New York Times Company                                  25,135
                                                                   -----------
                                                                       109,731
                                                                   -----------

            REAL ESTATE - 0.1%
     500    Public Storage, Inc.                                        18,370
                                                                   -----------

            RECREATIONAL PRODUCTS
              & SERVICES - 0.7%
     500    Callaway Golf Company                                        8,385
   1,000    Eastman Kodak Company                                       33,270
     700    Harley-Davidson, Inc.                                       36,806
     500    Polaris Industries Inc.                                     34,770
     500    Winnebago Industries, Inc.                                  22,200
                                                                   -----------
                                                                       135,431
                                                                   -----------

            RETAILERS APPAREL - 1.3%
     500    Abercrombie & Fitch Co.*<F8>                                14,500
   1,800    The Gap, Inc.                                               26,226
   1,200    Kohl's Corporation*<F8>                                     90,000
   1,600    The Limited, Inc.                                           33,584
   1,000    Ross Stores, Inc.                                           42,160
   2,200    The TJX Companies, Inc.                                     46,398
                                                                   -----------
                                                                       252,868
                                                                   -----------

            RETAILERS BROADLINE - 0.9%
   1,000    Dollar General Corporation                                  17,190
   1,000    Family Dollar Stores, Inc.                                  36,000
   3,200    Target Corporation                                         132,640
                                                                   -----------
                                                                       185,830
                                                                   -----------

            RETAILERS DRUG - BASED - 1.8%
   1,650    Cardinal Health, Inc.                                      109,659
   1,400    CVS Corporation                                             44,842
   1,100    McKesson, Inc.                                              41,250
     500    Priority Healthcare
              Corporation Class B*<F8>                                  12,680
   4,000    Walgreen Company                                           153,040
                                                                   -----------
                                                                       361,471
                                                                   -----------

            RETAILERS - SPECIALTY - 4.1%
   1,000    Bed Bath & Beyond, Inc.*<F8>                                34,300
     750    Best Buy Co., Inc.*<F8>                                     34,650
     500    Big Lots, Inc.*<F8>                                          8,950
     700    Circuit City Stores-Circuit
              City Group                                                16,037
     500    Cost Plus, Inc.*<F8>                                        15,935
     500    Dollar Tree Stores, Inc.*<F8>                               20,135
   2,800    Lowe's Companies, Inc.                                     132,048
   1,200    Office Depot, Inc.*<F8>                                     21,936
     700    RadioShack Corporation                                      23,968
   1,700    Staples, Inc.*<F8>                                          35,836
   1,400    Starbucks Corporation*<F8>                                  33,992
   9,200    The Home Depot, Inc.                                       383,548
     500    Tiffany & Company                                           18,750
   1,000    Williams-Sonoma, Inc.*<F8>                                  32,010
                                                                   -----------
                                                                       812,095
                                                                   -----------

            SEMICONDUCTORS - 8.4%
     800    Advanced Micro Devices, Inc.*<F8>                            9,144
     500    Alpha Industries, Inc.*<F8>                                  5,095
   1,300    Altera Corporation*<F8>                                     23,439
   1,000    Analog Devices, Inc.*<F8>                                   36,620
   5,800    Applied Materials, Inc.*<F8>                               128,644
   1,000    Applied Micro Circuits
              Corporation*<F8>                                           6,150
   1,000    Atmel Corporation*<F8>                                       8,220
     600    Axcelis Technologies, Inc.*<F8>                              7,374
     500    Broadcom Corporation*<F8>                                   11,275
     500    Comverse Technology, Inc.*<F8>                               5,925
     500    Credence Systems
              Corporation*<F8>                                           9,475
     500    Cree, Inc.*<F8>                                              5,740
     500    EMCORE Corporation*<F8>                                      3,585
     500    GlobeSpanVirata, Inc.*<F8>                                   2,340
     500    Integrated Device
              Technology, Inc.*<F8>                                     12,720
  25,000    Intel Corporation                                          690,500
     500    InterDigital Communications
              Corporation*<F8>                                           5,840
   1,000    Intersil Corporation*<F8>                                   24,020
     600    KLA-Tencor Corporation*<F8>                                 31,278
     500    Lattice Semiconductor
              Corporation*<F8>                                           5,350
   1,000    Linear Technology Corporation                               37,250
   1,000    LSI Logic Corporation*<F8>                                  11,400
     500    Marvell Technology
              Group Ltd.*<F8>f<F8>                                      15,740
   2,000    Maxim Integrated
              Products, Inc.*<F8>                                       92,000
     500    Micrel, Incorporated*<F8>                                   10,470
     750    Microchip Technology, Inc.*<F8>                             22,425
   1,900    Micron Technology, Inc.*<F8>                                44,802
   1,000    National Semiconductor
              Corporation*<F8>                                          30,700
     500    Novellus Systems, Inc.*<F8>                                 21,240
   1,000    NVIDIA Corporation*<F8>                                     33,460
     500    PMC-Sierra, Inc.*<F8>                                        7,110
     500    Rambus, Inc.*<F8>                                            3,325
     500    RF Micro Devices, Inc.*<F8>                                  8,205
     500    Silicon Laboratories Inc.*<F8>                              11,940
     500    Silicon Storage
              Technology, Inc.*<F8>                                      5,400
     500    Teradyne, Inc.*<F8>                                         13,540
   7,000    Texas Instruments,  Inc.                                   200,690
   1,175    TriQuint Semiconductor, Inc.*<F8>                           10,575
     600    Vitesse Semiconductor
              Corporation*<F8>                                           3,017
   2,000    Xilinx, Inc.*<F8>                                           70,520
                                                                   -----------
                                                                     1,686,543
                                                                   -----------


            SOFT DRINKS - 4.2%
   8,500    The Coca-Cola Company                                      472,260
   6,900    PepsiCo, Inc.                                              358,662
                                                                   -----------
                                                                       830,922
                                                                   -----------
            SOFTWARE - 7.5%

     800    Adobe Systems, Inc.                                         28,880
     500    Amdocs Limited*<F8>                                          9,300
   1,000    Ariba, Inc.*<F8>                                             2,950
     800    Ascential Software
              Corporation*<F8>                                           2,472
   1,200    BEA Systems, Inc.*<F8>                                      12,912
     900    BMC Software, Inc.*<F8>                                     15,219
   1,000    BroadVision, Inc.*<F8>                                         810
   1,100    Cadence Design
              Systems, Inc.*<F8>                                        21,186
     500    Cerner Corporation*<F8>                                     27,200
     500    Check Point Software
              Technologies, Ltd.*<F8>f<F9>                               8,130
     600    Citrix Systems, Inc.*<F8>                                    6,402
     600    Commerce One, Inc.*<F8>                                        450
   1,600    Computer Associates
              International, Inc.                                       27,776
     500    Documentum, Inc.*<F8>                                        6,500
   1,000    i2 Technologies, Inc.*<F8>                                   3,950
     500    Informatica Corporation*<F8>                                 4,485
     600    Inktomi Corporation*<F8>                                     1,062
     500    Interwoven, Inc.*<F8>                                        1,865
     700    Intuit Inc.*<F8>                                            30,611
     500    J.D. Edwards & Company*<F8>                                  5,830
     500    Legato Systems, Inc.*<F8>                                    3,130
     500    Macromedia, Inc.*<F8>                                       11,100
     500    Manugistics Group, Inc.*<F8>                                 3,955
     500    Mentor Graphics
              Corporation*<F8>                                           8,125
     500    Mercury Interactive
              Corporation*<F8>                                          16,930
     500    Micromuse, Inc.*<F8>                                         3,495
  17,500    Microsoft Corporation*<F8>                                 890,925
     500    Openwave Systems, Inc.*<F8>                                  3,005
  16,100    Oracle Corporation*<F8>                                    127,512
   1,000    Parametric Technology
              Corporation*<F8>                                           3,480
   1,000    PeopleSoft, Inc.*<F8>                                       20,530
     500    Peregrine Systems, Inc.*<F8>                                   690
     500    Quest Software, Inc.*<F8>                                    7,000
     700    Rational Software
              Corporation*<F8>                                           7,966
     600    RealNetworks, Inc.*<F8>                                      5,100
     500    Retek Inc.*<F8>                                             12,195
     500    Sapient Corporation*<F8>                                       735
   2,200    Siebel Systems, Inc.*<F8>                                   40,150
   1,000    SunGard Data Systems, Inc.*<F8>                             28,120
     500    Symantec Corporation*<F8>                                   17,185
     500    Synopsys, Inc.*<F8>                                         25,220
     500    TIBCO Software, Inc.*<F8>                                    2,975
     600    VeriSign, Inc.*<F8>                                          5,808
   1,300    VERITAS Software
              Corporation*<F8>                                          29,471
   1,000    Vignette Corporation*<F8>                                    2,100
     500    Wind River Systems, Inc.*<F8>                                3,360
                                                                   -----------
                                                                     1,498,252
                                                                   -----------
            STEEL - 0.2%
     500    Nucor Corporation                                           33,335
                                                                   -----------

            TOYS - 0.3%
     500    Electronic Arts, Inc.*<F8>                                  32,000
   1,500    Mattel, Inc.                                                31,860
                                                                   -----------
                                                                        63,860
                                                                   -----------

            TRANSPORTATION - 0.1%
     666    Werner Enterprises, Inc.                                    12,334
                                                                   -----------

            WIRELESS
              COMMUNICATIONS - 0.4%
   1,000    ALLTEL Corporation                                          51,490
     500    Telephone and
              Data Systems, Inc.                                        37,900
                                                                   -----------
                                                                        89,390
                                                                   -----------

            Total Common Stock
              (Cost $26,685,319)                                    20,008,116
                                                                   -----------
            Other Assets in Excess of
              Liabilities - 0.1%                                        12,809
                                                                   -----------
            TOTAL NET ASSETS  100.0%                               $20,020,925
                                                                   -----------
                                                                   -----------

 *<F8>  Non-income producing
 f<F9> This security represents the common stock of a foreign company which trades on a U.S. national securities exchange.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2002

ASSETS
Investments in securities, at fair value (cost: $26,685,319)       $20,008,116
Cash                                                                 2,973,947
Dividends receivable                                                    24,579
Subscriptions receivable                                                 1,000
Receivable from Advisor                                                 10,601
Other assets                                                            35,458
                                                                   -----------
     TOTAL ASSETS                                                   23,053,701
                                                                   -----------

LIABILITIES
Payable for investments purchased                                    2,988,498
Accrued expenses                                                        44,278
                                                                   -----------
     TOTAL LIABILITIES                                               3,032,776
                                                                   -----------

     NET ASSETS                                                    $20,020,925
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF
Paid in capital                                                    $28,451,048
Undistributed net investment income                                     15,271
Accumulated net realized loss on investments                        (1,768,191)
Unrealized depreciation on investments                              (6,677,203)
                                                                   -----------
     NET ASSETS                                                    $20,020,925
                                                                   -----------
                                                                   -----------

CLASS K
Net assets                                                         $20,020,007
Shares of capital stock outstanding (rounded to the nearest
  whole share); unlimited number of shares authorized,
  no par value                                                       3,196,808
                                                                   -----------
     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      6.26
                                                                   -----------
                                                                   -----------

CLASS M
Net assets                                                         $       918
Shares of capital stock outstanding (rounded to the nearest
  whole share); unlimited number of shares authorized,
  no par value                                                             147
                                                                   -----------

     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      6.23
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                            STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                   MAY 31, 2002
                                                                   ------------
INVESTMENT INCOME
   Dividends                                                       $   181,138
                                                                   -----------

EXPENSES
   Investment advisory fees                                            137,194
   Shareholder servicing and accounting fees                            94,788
   Administration fees                                                  45,825
   License fees                                                         25,780
   Professional fees                                                    31,075
   Registration fees                                                    31,025
   Custody fees                                                          1,950
   Reports to shareholders                                               6,855
   Miscellaneous expenses                                                2,016
                                                                   -----------
       TOTAL EXPENSES                                                  376,508
       Less fees reimbursed by Advisor                                (211,854)
                                                                   -----------
       NET EXPENSES                                                    164,654
                                                                   -----------
NET INVESTMENT INCOME                                                   16,484
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                      (574,249)
Change in unrealized appreciation (depreciation) on investments     (2,960,579)
                                                                   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (3,534,828)
                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(3,518,344)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            FOR THE PERIOD
                                                                          YEAR ENDED    JUNE 29, 2000(1)<F10>
                                                                         MAY 31, 2002      TO MAY 31, 2001
                                                                         ------------   ---------------------
OPERATIONS
Net investment income                                                     $    16,484         $    14,727
Net realized loss on investments                                             (574,249)         (1,193,942)
Change in unrealized appreciation (depreciation) on investments            (2,960,579)         (3,716,624)
                                                                          -----------         -----------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                            (3,518,344)         (4,895,839)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Shares sold                                                                 3,737,157          25,356,435
Shares reinvested                                                               1,675                  --
Shares redeemed                                                              (684,933)            (59,286)
                                                                          -----------         -----------
     NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             3,053,899          25,297,149
                                                                          -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                    (15,940)                 --
                                                                          -----------         -----------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      (15,940)                 --
                                                                          -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (480,385)         20,401,310

NET ASSETS AT BEGINNING OF PERIOD                                          20,501,310             100,000
                                                                          -----------         -----------

NET ASSETS AT END OF PERIOD (INCLUDING ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME OF $15,271 AND $14,727, RESPECTIVELY)             $20,020,925         $20,501,310
                                                                          -----------         -----------
                                                                          -----------         -----------

(1)<F10>  Commencement of operations.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS
           Selected data for each share of capital stock outstanding

                                                                                    FOR THE PERIOD            FOR THE PERIOD
                                                  YEAR ENDED       YEAR ENDED    JUNE 29, 2000(1)<F11>   FEBRUARY 15, 2001(1)<F11>
                                                 MAY 31, 2002     MAY 31, 2002      TO MAY 31, 2001           TO MAY 31, 2001
                                               CLASS K(5)<F15>   CLASS M(5)<F15>        CLASS K                   CLASS M
                                               ---------------   --------------- ---------------------  --------------------------
NET ASSET VALUE
   Beginning of period                               $7.58            $7.56             $10.00                     $8.23
                                                     -----            -----             ------                     -----

OPERATIONS
   Net investment income (loss)                       0.01            (0.05)              0.01                     (0.01)
   Net realized and unrealized
     loss on investments                             (1.32)           (1.28)             (2.43)                    (0.66)
                                                     -----            -----             ------                     -----
   Total from operations                             (1.31)           (1.33)             (2.42)                    (0.67)
                                                     -----            -----             ------                     -----

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                        (0.01)            0.00               0.00                      0.00
                                                     -----            -----             ------                     -----
   Total distributions to shareholders               (0.01)            0.00               0.00                      0.00
                                                     -----            -----             ------                     -----

NET ASSET VALUE
   End of period                                     $6.26            $6.23             $ 7.58                     $7.56
                                                     -----            -----             ------                     -----
                                                     -----            -----             ------                     -----

Total investment return                             (17.34)%         (17.59)%           (25.02)%(2)(4)             (8.14)%(2)
                                                                                              <F12><F14>                 <F12>

Net assets, end of period                      $20,020,007             $918        $20,496,716                    $4,594

RATIOS
   Expenses to average net assets
        Before expense reimbursement                  2.06%            2.80%              1.97%(3)<F13>             2.75%(3)<F13>
        After expense reimbursement                   0.90%            1.65%              0.90%(3)<F13>             1.65%(3)<F13>
   Net investment income (loss)
     to average net assets
        Before expense reimbursement                 (1.07)%          (1.82)%            (0.99)%(3)<F13>           (1.78)%(3)<F13>
        After expense reimbursement                   0.09%           (0.67)%             0.08%(3)<F13>            (0.67)%(3)<F13>
   Portfolio turnover rate                            13.7%            13.7%              20.0%(2)<F12>             20.0%(2)<F12>

(1)<F11>  Commencement of operations.
(2)<F12>  Not annualized.
(3)<F13>  Annualized.
(4)<F14> The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(5)<F15> Net investment income (loss) per share is based on daily average shares outstanding.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                                  May 31, 2002

1.   ORGANIZATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund"), a diversified series of the Trust. Allied Asset Advisors, Inc. ("AAA"or the "Advisor"), a Delaware corporation, serves as an investment manager to the Fund.

The trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers two classes of shares of the
Fund: Class K and Class M. Class M shares are subject to a 12b-1 fee of .75% as described in the Fund's Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

SECURITY VALUATION: Investment securities are carried at value determined using the following valuation methods:

o Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

o Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2002.

o Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2002.

FOREIGN SECURITIES: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2002, the Fund had a capital loss carryover of $1,217,674, which will expire between May 31, 2009 and May 31, 2010. Net realized gains or losses may differ for financial reporting and tax purposes as a result of deferral of losses relating to wash sale transactions.

At May 31, 2002, the cost of investment securities for federal income tax purposes was $26,807,962. At May 31, 2002, unrealized appreciation and depreciation for federal income tax purposes was as follows:

     Unrealized appreciation                     $ 1,469,605
     Unrealized depreciation                      (8,269,451)
                                                 -----------
     Net unrealized depreciation
       on investments                            $(6,799,846)
                                                 -----------
                                                 -----------

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October losses, which will be treated as arising on the first day of the fiscal year ended May 31, 2003 of $427,874.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 28, 2001, a distribution of $.006 per share was declared for Class K shares. The dividend was paid on December 31, 2001, to shareholders of record on December 27, 2001.

The tax character of distributions paid were as follows:

                                                       FOR THE PERIOD
                                   YEAR ENDED           JUNE 29, 2000
                                  MAY 31, 2002         TO MAY 31, 2001
                                  ------------         ---------------
     Distribution paid from:
       Net investment income        $15,940                $    --
                                    -------                -------
                                    $15,940                $    --
                                    -------                -------
                                    -------                -------

Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

At May 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                         $15,271
                                                           -------
     Undistributed long-term capital gains                      --
                                                           -------

OTHER: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees, which are unique to Class M shares. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.   INVESTMENT ADVISORY AGREEMENT

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's average daily net assets.

The Trust has a distribution agreement and servicing agreement with Rafferty Capital Management, Inc. (the "Distributor"). The Trust has adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the year ended May 31, 2002, the Fund recognized $21 of distribution fees, which are included in miscellaneous expenses in the statement of operations.

Trustees of the Fund serve without compensation but are reimbursed for expenses incurred in connection with attendance at Board Meetings. For the year ended May 31, 2002, the Fund recognized $15 of such expenses, which are included in miscellaneous expenses in the statement of operations.

If the aggregate annual operating expenses exceed 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Accordingly, for the year ended May 31, 2002, the Advisor has waived or reimbursed expenses of the Fund in the amount of $211,854.

4.   CAPITAL SHARE TRANSACTIONS

Transactions in Class K shares of the Fund for the year ended May 31, 2002, were as follows:

                                AMOUNT               SHARES
                                ------               ------
Shares sold                   $3,733,934             588,216
Shares reinvested                  1,675                 237
Shares redeemed                 (678,473)            (96,598)
                              ----------             -------
Net increase                  $3,057,136             491,855
                              ----------             -------
                              ----------             -------

Transactions in Class M shares of the Fund for the year ended May 31, 2002, were as follows:

                                 AMOUNT                SHARES
                                 ------                ------
Shares sold                      $ 3,223                 470
Shares redeemed                   (6,460)               (931)
                                 -------                ----
Net decrease                     $(3,237)               (461)
                                 -------                ----
                                 -------                ----

Transactions in Class K shares of the Fund for the period ended May 31, 2001, were as follows:

                                 AMOUNT                SHARES
                                 ------                ------
Shares sold                   $25,351,844            2,702,522
Shares redeemed                   (59,286)              (7,569)
                              -----------            ---------
Net increase                  $25,292,558            2,694,953
                              -----------            ---------
                              -----------            ---------

Transactions in Class M shares of the Fund for the period ended May 31, 2001, were as follows:

                                 AMOUNT                SHARES
                                 ------                ------
Shares sold                       $4,591                 608
Shares redeemed                       --                  --
                                  ------                 ---
Net increase                      $4,591                 608
                                  ------                 ---
                                  ------                 ---

5.   SECURITIES TRANSACTIONS

During the year ended May 31, 2002, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $5,628,028 and $2,520,528, respectively.

6.   SUBSEQUENT EVENT

Effective June 1, 2002 if the aggregate annual operating expenses exceed 0.95% and 1.70% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess.

                          DOW JONES ISLAMIC INDEX FUND
                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the Dow Jones Islamic Index Fund:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Index Fund (the "Fund"), a series of Allied Asset Advisors Funds, including the schedule of investments, as of May 31, 2002, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from June 29, 2000 (commencement of operations) through May 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the Fund's custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Index Fund as of May 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
July 23, 2002

                          DOW JONES ISLAMIC INDEX FUND
                      SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Directors' and Officers' of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Index Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 114, Burr Ridge, IL 60527.

                                                                   NO. OF        PRINCIPAL                OTHER
                                                                  FUNDS IN       OCCUPATION(S)            TRUSTEESHIPS /
NAME, AGE, ADDRESS                      TERM OF OFFICE            COMPLEX        DURING THE PAST          DIRECTORSHIPS
POSITION WITH TRUST                     AND TENURE                OVERSEEN       5 YEARS                  BY TRUSTEE
--------------------                    --------------            --------       ---------------          --------------
*<F16>Bassam Osman                      Trustee, Chairperson         1           1980 to present -
51                                      and President                            Bassam Osman, M.D.,
745 McClintock Drive, Suite 114         since 2000                               SC LTD, Doctor
Burr Ridge, IL  60527
Trustee, Chairperson and President

*<F16>Muzamil Siddiqi                   Trustee                      1           1981 to present -
58                                      since 2000                               Director of the Islamic
745 McClintock Drive, Suite 114                                                  Society of Orange
Burr Ridge, IL  60527                                                            County, Orange
Trustee                                                                          County, CA

Abdalla Idris Ali                       Disinterested                1           1998 to present -
53                                      Trustee                                  Director, the Center
745 McClintock Drive, Suite 114         since 2000                               of Islamic Studies,
Burr Ridge, IL  60527                                                            Kansas City, MO;
                                                                                 1982 to 1998 -
Disinterested Trustee                                                            Principal, ISNA
                                                                                 Islamic School,
                                                                                 Toronto, Ontario,
                                                                                 Canada

Jamal Said                              Disinterested                1           1983 to present -
45                                      Trustee                                  Religious Director,
745 McClintock Drive, Suite 114         since 2000                               Mosque Foundation,
Burr Ridge, IL  60527                                                            Bridgeview, IL
Disinterested Trustee

Mohammed Kaiseruddin                    Disinterested                1           1973 to present -
58                                      Trustee                                  Nuclear Engineer,
745 McClintock Drive, Suite 114         since 2000                               Sargent & Lundy
Burr Ridge, IL  60527
Disinterested Trustee

Omar Haydar                             Secretary                    1           2000 to present -
28                                      since 2000                               Director of Fund
745 McClintock Drive, Suite 114         Treasurer                                Operations, Allied
Burr Ridge, IL  60527                   from 2000-2002                           Asset Advisors; 1999 to
                                                                                 2000 - Information
Secretary                                                                        Technology Consultant,
                                                                                 Teksystems/Skidmore
                                                                                 Owings & Merrill LLP;
                                                                                 1998 - Law Clerk,
                                                                                 Goodman & Witanen;
                                                                                 1995 to 2000 - Law
                                                                                 Student, Chicago Kent
                                                                                 College of Law

Youshaa Patel                           Treasurer                    1           2001 to present -
26                                      since 2002                               Director of Business
745 McClintock Drive, Suite 114                                                  Development, Allied
Burr Ridge, IL  60527                                                            Asset Advisors
                                                                                 1998 to 2001 -
Treasurer                                                                        Business Consultant,
                                                                                 Accenture

*<F16> This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

                               INVESTMENT ADVISOR
                                      AAA
                          Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               Chicago, Illinois

                                 LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL THE FUND AT 1-877-417-6161 OR WRITE TO DOW JONES ISLAMIC INDEX FUND, C/O ALLIED ASSET ADVISORS, INC., 745 MCCLINTOCK DRIVE, SUITE 114, BURR RIDGE, IL 60527. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES. THE PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE AND YOUR SHARES MAY BE WORTH LESS THAN YOUR ORIGINAL COST. RAFFERTY CAPITAL MARKETS, LLC IS THE DISTRIBUTOR FOR THE FUND. 07/02